Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (17,268)	$ (32,016)	$ (28,515)	$ (5,683)	$ (1,629)	$ (818)	$ (77,799)	$ (8,130)	$ (17,448)	$ (2,746)
Denominator:
Weighted-average common shares outstanding, basic (in shares)	100,437,000			41,558,000			93,823,000	35,960,000	38,072,000	25,571,000
Weighted-average common shares outstanding, diluted (in shares)	100,437,000			41,558,000			93,823,000	35,960,000	38,072	25,571
Net loss per common share, basic (in dollars per share)	$ (0.17)			$ (0.14)			$ (0.83)	$ (0.23)	$ (0.46)	$ (0.11)
Net loss per common share, diluted (in dollars per share)	$ (0.17)			$ (0.14)			$ (0.83)	$ (0.23)	$ (0.46)	$ (0.11)